Mortgage Servicing Rights (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ancillary and other fees
Other	$ 11,426	$ 2,245	$ 1,657
Net loan servicing fees	90,010	40,105	28,667
MSRs
Net servicing income
Contractual servicing fees	61,523	20,673	11,493
Ancillary and other fees
Late charges	1,998	948	829
Other	549	276	136
Net loan servicing fees	$ 64,070	$ 21,897	$ 12,458